Subsequent Events (Details) - Summit Materials, LLC $ in Millions			3 Months Ended	12 Months Ended
	Aug. 09, 2016	Mar. 10, 2015	Oct. 01, 2016 USD ($)	Jan. 02, 2016
Subsequent Events
Vesting period				4 years
Stock Options [Member] | Performance criteria, Achieving 3.0 times return on initial investment | Subsequent Event
Subsequent Events
Vesting period	4 years
LP Units and options | Performance criteria, Achieving 3.0 times return on initial investment
Subsequent Events
Performance target ratio, return on initial investment (as a percent)		3.0
LP Units and options | Performance criteria, Achieving 3.0 times return on initial investment | Subsequent Event
Subsequent Events
Performance objective threshold waived (as a percent)	3.0
LP Units and options | Performance criteria, Achieving 3.0 times return on initial investment | Minimum [Member]
Subsequent Events
Cumulative catch up expense			$ 11
LP Units and options | Performance criteria, Achieving 3.0 times return on initial investment | Maximum [Member]
Subsequent Events
Cumulative catch up expense			$ 13